Shareholders' Equity (Details)					12 Months Ended
		Feb. 08, 2024 USD ($) $ / shares shares	Apr. 06, 2023 USD ($) shares	Mar. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Oct. 28, 2022 shares	Sep. 30, 2021 shares
Stockholders Equity [Line Items]
Common stock shares authorized	[1]				1,000,000,000	1,000,000,000
Common stock value per share (in Dollars per share) | $ / shares	[1]				$ 0.00005	$ 0.00005
Ordinary shares issued	[1]				155,947,100	135,000,000
Surrendered of ordinary shares							265,000,000
Ordinary shares outstanding	[1]				155,947,100	135,000,000
Ordinary shares issued				3,000,000
Public offering price (in Dollars per share) | $ / shares				$ 0.4
Total gross proceeds (in Dollars) | $			$ 378,840	$ 8,000,000
Net proceeds (in Dollars) | $				$ 6,800,000
Granted underwriters option purchase period				45 days
Statutory surplus percentage					10.00%
Reserve is equal percentage					50.00%
Restricted amounts (in Dollars) | $					$ 2,010,890	$ 1,651,422
Restricted net assets (in Dollars) | $					$ 2,097,449	$ 1,737,982
Initial Public Offering [Member]
Stockholders Equity [Line Items]
Ordinary shares issued				20,000,000
Over-Allotment Option [Member]
Stockholders Equity [Line Items]
Ordinary shares issued			947,100
Common Stock [Member]
Stockholders Equity [Line Items]
Ordinary shares issued						135,000,000	400,000,000	135,000,000
Ordinary shares outstanding						135,000,000		135,000,000
Forecast [Member]
Stockholders Equity [Line Items]
Stock split of ordinary shares		20
Authorized ordinary shares (in Dollars) | $		$ 50,000,000
Forecast [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Common stock shares authorized		1,000,000,000
Forecast [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Common stock value per share (in Dollars per share) | $ / shares		$ 0.001
Forecast [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Common stock value per share (in Dollars per share) | $ / shares		$ 0.00005

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.